Cover	Jun. 07, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	HashiCorp, Inc.
Document Period End Date	Jun. 07, 2023
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41121
Entity Tax Identification Number	32-0410665
Entity Address, Address Line One	101 Second Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415)
Local Phone Number	301-3250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.000015 per share
Trading Symbol	HCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001720671